SUPPLEMENT DATED SEPTEMBER 16, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

 ____________________________________________________________________________

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED

GUARANTEED, FIXED AND VARIABLE

DEFERRED ANNUITY CONTRACTS

____________________________________________________________________

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Variable Annuity prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

"Effective October 7, 2002, the Scudder High Yield Portfolio will be renamed Scudder High Income Portfolio. Therefore, all references in the Prospectus to Scudder High Yield Portfolio and Scudder High Yield are hereby replaced with Scudder High Income Portfolio and Scudder High Income."